Subsequent Event	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Event
31.	SUBSEQUENT EVENT

On January 7, 2014, the Board of Directors declared a special cash dividend of US$0.24 per ordinary share. The total amount for the special dividend is RMB195,769 (US$32,361), based on the number of ordinary shares that were outstanding as of September 30, 2013.